Other Income and Expense (Tables)	12 Months Ended
Dec. 31, 2013
Other Income and Expenses [Abstract]
Schedule of Other Operating Cost and Expense, by Component [Table Text Block]
The following table presents significant gains or losses reflected in Other (income) expense – net within Costs and expenses:

	Years Ended December 31,
	2013	2012	2011
	(Millions)
Northeast G&P
Settlement in principle of a producer claim	$25	$—	$—
Atlantic-Gulf
Amortization of regulatory asset associated with asset retirement obligations	30	7	6
Write-off of the Eminence abandonment regulatory asset not recoverable through rates	12	—	—
Insurance recoveries associated with the Eminence abandonment	(16)	—	—
Project feasibility costs	4	21	10
Capitalization of project feasibility costs previously expensed	(1)	(19)	(11)
NGL & Petchem Services
Net insurance recoveries associated with the Geismar Incident	(40)	—	—